OTHER LIABILITIES - Post-employment benefits balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES [Line items]
Current post-employment benefits	$ 120	$ 120
Non-current post-employment benefits	997	1,081
Total post-employment benefits	1,117	1,201	$ 1,274
Defined Benefit Plan
OTHER LIABILITIES [Line items]
Total post-employment benefits	$ 1,117	$ 1,201